Related party transactions	6 Months Ended
Jun. 30, 2021
Related party transactions
Related party transactions

18.Related party transactions

Related party balances

The balance of due to related parties is $241 as at June 30, 2021 (December 31, 2020 - $280,432). These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	Three months ended		Six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Consulting fees	$—	$45,118	$—	$91,591
Salary	403,000	219,374	754,000	443,083
Directors fees	83,167	78,024	158,864	182,739
Stock-based compensation	1,322,045	997,388	1,882,364	2,826,346
	$1,808,212	$1,339,904	$2,795,228	$3,543,759